NET REVENUES (Details)	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2014 Testing services CNY	Mar. 31, 2013 Testing services CNY	Mar. 31, 2012 Testing services CNY	Mar. 31, 2014 Test preparation and training solutions CNY	Mar. 31, 2013 Test preparation and training solutions CNY	Mar. 31, 2012 Test preparation and training solutions CNY	Mar. 31, 2014 Other revenue CNY	Mar. 31, 2013 Other revenue CNY	Mar. 31, 2012 Other revenue CNY	Mar. 31, 2014 Test-based education services CNY	Mar. 31, 2013 Test-based education services CNY	Mar. 31, 2012 Test-based education services CNY	Mar. 31, 2014 Product sales CNY	Mar. 31, 2013 Product sales CNY	Mar. 31, 2012 Product sales CNY
NET REVENUES
Net revenues	$ 61,879,605	384,668,378	366,675,495	352,085,560	358,837,352	335,790,689	290,881,289	5,949,183	11,343,066	26,996,054	19,881,843	19,541,740	34,208,217	3,309,944	6,778,429	12,614,294	569,579	1,095,370	788,062